Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2024
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 23 - Earnings per Share ("EPS")

	2024			2023
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net loss	(in millions)	Amount
Basic earnings (loss) per share	$552.1	192.4	$2.87	$(466.4)	192.0	$(2.43)
Effect of dilutive securities	—	0.2	—	—	0.3	—
Diluted earnings (loss) per share	$552.1	192.6	$2.87	$(466.4)	192.3	$(2.43)

For the year ended December 31, 2024, 1,723 stock options (2023 – nil stock options) were excluded in the computation of diluted EPS due to being anti-dilutive.